Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 126,151	¥ 0	¥ 42,398
Provision	247,344	227,784
Net assets of retirement benefits	525,123	508,496
Deferred tax assets	65,810	58,981
Net total of deferred tax liabilities	250,120	200,299
Allowance for loan losses	864,114	993,054
Impairment losses on other intangible assets	9,368	55,816	448
Impairment losses on property, plant and equipment	31,617	43,708	10,959
Credit risk exposure on borrowings	339,156,626	322,705,361
Russian Borrowers [member]
Critical accounting estimates and judgments [line items]
Allowance for loan losses	80,812
Credit risk exposure on borrowings	337,000
Russian Borrowers [member] | Foreign countries [member]
Critical accounting estimates and judgments [line items]
Allowance for loan losses	27,120
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 128,234	¥ 135,123	¥ 141,201
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%